Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2017
Other Income Expense [Abstract]
Other income (expense) table

	2017	2016

Foreign exchange losses	$(23,168)	$(5,935)
Contract settlements	-	59,027
Gain on change in investment accounting	-	7,032
Write-off of long-term receivables	(5,926)	-
Other	(1,316)	547

Total	$(30,410)	$60,671